Summary of Significant Accounting Policies (Tables)	9 Months Ended
Feb. 28, 2015
Liability Measured At Fair Value on Recurring Basis By Level within Fair Value Hierarchy

Liability measured at fair value on a recurring basis by level within the fair value hierarchy as of February 28, 2015 and May 31, 2014 is as follows:

	Fair Value Measurement at February 28, 2015 (1)		Fair Value Measurement at May 31, 2014 (1)
	Using Level 3	Total	Using Level 3	Total
Liability:
Derivative liability	$714,294	$714,294	$—	$—

Total liability	$714,294	$714,294	$—	$—

(1)	The Company did not have any assets or liabilities measured at fair value using Level 1 or 2 of the fair value hierarchy as of February 28, 2015 and May 31, 2014.

Reconciliation of Liability Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)

The following is a reconciliation of the beginning and ending balances for the liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the nine-months ended February 28, 2015:

Balance at May 31, 2014	$—
Note issuance, September 26, 2014	767,038
Note issuance, February 6, 2015	403,226
Fair value adjustments	(455,970)

Balance at February 28, 2015	$714,294